Loan receivable and the corresponding accrued interest receivable (Details) (USD $)	Sep. 30, 2014
Loan receivable and the corresponding accrued interest receivable
Loan receivable	$ 877,500
Accrued interest	47,601
Total loan and interest receivable	$ 925,101
Interest at the rate per annum	12.00%